Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 14 — Subsequent events

The Company evaluated all events and transactions that occurred after March 31, 2023 up through the date the Company issued the consolidated financial statements. There were no subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.